Segment Information (Customer Revenue By Classes Of Similar Products Or Services) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Customer revenue	$ 3,853.8	$ 4,019.6	$ 4,385.7
Revenues, total	3,853.8	4,019.6	4,385.7
Technology [Member]
Revenue from External Customer [Line Items]
Customer revenue	499.2	562.2	560.8
Revenues, total	595.5	672.9	724.7
Services [Member]
Revenue from External Customer [Line Items]
Customer revenue	3,354.6	3,457.4	3,824.9
Revenues, total	3,360.9	3,463.3	3,831.8
Systems Integration And Consulting [Member] | Services [Member]
Revenue from External Customer [Line Items]
Customer revenue	1,164.7	1,223.1	1,360.0
Outsourcing [Member] | Services [Member]
Revenue from External Customer [Line Items]
Customer revenue	1,487.2	1,531.3	1,592.2
Infrastructure Services [Member] | Services [Member]
Revenue from External Customer [Line Items]
Customer revenue	487.0	472.4	563.9
Core Maintenance [Member] | Services [Member]
Revenue from External Customer [Line Items]
Customer revenue	215.7	230.6	308.8
Enterprise-Class Software And Servers [Member] | Technology [Member]
Revenue from External Customer [Line Items]
Customer revenue	443.9	462.5	464.6
Other Technology [Member] | Technology [Member]
Revenue from External Customer [Line Items]
Customer revenue	$ 55.3	$ 99.7	$ 96.2